Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of Intangible Assets net

	December 31,
	2025	2024

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	125	121
Customers relationship	1,410	1,410
Vehicle license	37	—
Total	5,908	5,867
Accumulated amortization	(3,232)	(3,068)
Impairment	(1,432)	(1,432)
Exchange difference	(1)	—
Intangible assets, net	$1,243	$1,367

Schedule of amortization expenses related to intangible assets

	For the years ending December 31,
						2031 and
	2026	2027	2028	2029	2030	thereafter
	$	$	$	$	$	$
Amortization expenses	146	146	146	146	141	518